Consolidated Statement of Cash Flows - Restricted Cash (Details) - Restatement Adjustment [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Member]
Restricted Cash	$ 184	$ 236
Prepaid Expenses and Other Current Assets [Member]
Restricted Cash	$ 90